SHARE CAPITAL - Disclosure of number of outstanding and exercisable restricted share units (Details) - Restricted Share Units [Member]	12 Months Ended
	Sep. 30, 2022 shares $ / shares	Sep. 30, 2021 shares $ / shares
Disclosure of classes of share capital [line items]
Number of RSU's Outstanding	540,000	380,000
Exercise price | $ / shares	$ 2.63	$ 1.25
Remaining life (Years) of RSUs	3 years 4 months 17 days	3 years 10 months 28 days
July 23, 2025 [Member]
Disclosure of classes of share capital [line items]
Number of RSU's Outstanding	150,000
Number of RSUs Exercisable	75,000
Exercise price | $ / shares	$ 1.25
Remaining life (Years) of RSUs	2 years 9 months 21 days
September 18, 2025 [Member]
Disclosure of classes of share capital [line items]
Number of RSU's Outstanding	230,000
Number of RSUs Exercisable	115,000
Exercise price | $ / shares	$ 1.25
Remaining life (Years) of RSUs	2 years 11 months 19 days
February 1, 2027 [Member]
Disclosure of classes of share capital [line items]
Number of RSU's Outstanding	25,000
Number of RSUs Exercisable	0
Exercise price | $ / shares	$ 3.05
Remaining life (Years) of RSUs	4 years 4 months 2 days
February 1, 2027 [Member]
Disclosure of classes of share capital [line items]
Number of RSU's Outstanding	35,000
Number of RSUs Exercisable	0
Exercise price | $ / shares	$ 3
Remaining life (Years) of RSUs	4 years 4 months 2 days
April 27, 2027 [Member]
Disclosure of classes of share capital [line items]
Number of RSU's Outstanding	100,000
Number of RSUs Exercisable	25,000
Exercise price | $ / shares	$ 7.64
Remaining life (Years) of RSUs	4 years 6 months 29 days